Note 13 - Income Taxes - Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Allowance for loan losses	$ 413,000	$ 380,000
Stock-based compensation	7,000	13,000
Interest on non-accrual loans	2,000	5,000
Unrealized loss on investment securities available for sale		4,000
Deferred loan fees	182,000	176,000
Organization cost	1,000	1,000
Total deferred tax assets	605,000	579,000
Deferred tax liabilities:
Bank premises and equipment	(93,000)	(94,000)
Intangible	(9,000)	(5,000)
Total deferred tax liabilities	(102,000)	(99,000)
Net Deferred Tax Asset	$ 503,000	$ 480,000